Shareholders’ Equity (Details) - USD ($)			1 Months Ended	12 Months Ended
		Aug. 26, 2025	Nov. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shareholders’ Equity [Line Items]
Ordinary shares authorized	[1]			62,500,000	62,500,000
Ordinary shares par value (in Dollars per share)	[1]			$ 0.0008	$ 0.0008
Conversion of ordinary shares					2,500,000
Conversion of securities					447,633
Dividend declared price per share (in Dollars per share)						$ 158.4
Dividends (in Dollars)			$ 3,964,212
Transfer in aggregate ordinary shares		2,089,000
AIB [Member]
Shareholders’ Equity [Line Items]
Conversion of securities					3,581,061
Maxim Group LLC [Member]
Shareholders’ Equity [Line Items]
Share issued for services					62,734
Undesignated Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized				12,500,000	12,500,000
PSI [Member]
Shareholders’ Equity [Line Items]
Conversion of ordinary shares					200,000
2024 Plan [Member] | Share options [Member]
Shareholders’ Equity [Line Items]
Reverse shares issued					211,750
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized				50,000,000	50,000,000
Ordinary shares par value (in Dollars per share)				$ 0.0008
Share issued for services	[2]				87,734
Reverse shares issued	[2]			19
Ordinary Shares [Member] | 2024 Plan [Member]
Shareholders’ Equity [Line Items]
Reverse shares issued				255,500	211,750
Reverse Recapitalization [Member]
Shareholders’ Equity [Line Items]
Reverse shares issued					25,000

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company (See Note 1).
[2]	The share data has been retroactively restated to reflect the current capital structure of the Company (See Note 1).